2. Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Principles of Consolidation

Basis of Presentation

The accompanying unaudited consolidated financial statements of Global Future City Holding Inc. and its wholly owned subsidiaries have been prepared in accordance with Accounting Principles Generally Accepted in the United States of America (GAAP) for interim financial information and with the instructions to Form 10-Q and Rule 8-03 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments, consisting of normal recurring adjustments considered necessary for a fair presentation, have been included. Operating results for the three months ended March 31, 2016 are not necessarily indicative of the results that may be expected for the year ending December 31, 2016. These interim period condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements, which are included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2015, filed with the SEC.

All significant intercompany accounts and transactions have been eliminated in consolidation. In addition, certain amounts in the prior periods’ consolidated financial statements may have been reclassified to conform to the current period presentation.

Management may make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reported periods. Actual results could materially differ from those estimates.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Global Future City Holding Inc. and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. Management makes estimates and assumptions that affect the amounts reported in the consolidated financial statements and footnotes. Actual results could differ from those estimates.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and the reported amounts of revenues and expenses during the reporting period.  Our significant estimates relate to revenue recognition, inventory valuation, reserves for right of return on revenues, impairment of long-lived assets, and the valuation of stock compensation and awards.

Concentrations of Credit Risks

Concentrations of Credit Risks

We will invest any cash balances we may have through high-credit quality financial institutions.  From time to time, we may maintain bank account levels in excess of FDIC insurance limits.  If the financial institution in which we have our accounts has financial difficulties, any cash balances in excess of the FDIC limits could be at risk.

Accounts receivable at December 31, 2014 was from one customer. There was no accounts receivable at December 31, 2015.

Cash and Cash Equivalents		Cash and Cash Equivalents We consider all highly liquid investments with original maturities of 90 days or less to be cash equivalents.
Allowances for Doubtful Accounts

Allowances for Doubtful Accounts

We maintain allowances for doubtful accounts for estimated losses resulting from the inability of our customers to make required payments. We consider the following factors when determining if collection of required payments is reasonably assured: customer credit-worthiness, past transaction history with the customer, and current economic industry trends. As of December 31, 2015 and 2014, there were no allowances for doubtful accounts.

Inventories

Inventories

Inventories are valued at the lower of first-in, first-out, cost or market value (net realizable value). We regularly review our inventory quantities on hand and record a provision for excess and slow moving inventory based primarily on our estimated forecast of product demand and related product expiration dates.

Deferred Financing Costs		Deferred Financing Costs The costs incurred in connection with the Form S-1 Registration Statement will be netted against the proceeds we expect to receive in connection therewith.
Property and Equipment, net

Property and Equipment, net

Property and equipment are stated at cost, less accumulated depreciation.  Depreciation is computed using the straight-line method over the estimated useful life of five years.  Significant renewals and betterments are capitalized while maintenance and repairs are charged to expense as incurred.  Leasehold improvements are amortized on the straight-line basis over the lesser of their estimated useful lives or the term of the related lease.

Internal Use Software

Internal Use Software

We incur software development costs to develop software programs to be used solely to meet our internal needs and cloud-based applications used to deliver our services. In accordance with ASC 350-40, Internal-Use Software, we capitalize development costs related to these software applications once the preliminary project stage is complete and it is probable that the project will be completed and the software will be used to perform the function intended.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

We review our long-lived assets in accordance with ASC 360-10-35, Impairment or Disposal of Long-Lived Assets. Under that directive, long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. Such group is tested for impairment whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. When such factors and circumstances exist, we compare the projected undiscounted future cash flows associated with the related asset or group of assets over their estimated useful lives against their respective carrying amount. Impairment, if any, is based on the excess of the carrying amount over the fair value, based on market value when available, or discounted expected cash flows, of those assets and is recorded in the period in which the determination is made. There were no impairments during the years ended December 31, 2015 and 2014.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

We follow the guidance of ASC 820 – Fair Value Measurement and Disclosure. Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of our Company. Unobservable inputs are inputs that reflect our Company’s assumptions about the factors market participants would use in valuing the asset or liability. The guidance establishes three levels of inputs that may be used to measure fair value:

Level 1. Observable inputs such as quoted prices in active markets;

Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Our financial instruments consisted primarily of (level 1) accounts payable, accrued expenses and deposits, accrued compensation, membership deposits and accrued benefits, deferred revenue and notes payable. The carrying amounts of our financial instruments generally approximate their fair values due to the short term nature of these instruments.

Fair Value of Financial Instruments

We follow the guidance of ASC 820 – Fair Value Measurement and Disclosure. Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of our Company. Unobservable inputs are inputs that reflect our Company’s assumptions about the factors market participants would use in valuing the asset or liability. The guidance establishes three levels of inputs that may be used to measure fair value:

Level 1. Observable inputs such as quoted prices in active markets;

Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Our financial instruments consisted primarily of (level 1) accounts payable, accrued expenses and deposits, accrued compensation, membership deposits and accrued benefits, deferred revenue and notes payable. The carrying amounts of our financial instruments generally approximate their fair values due to the short term nature of these instruments.

As of December 31, 2015 and 2014, we did not have any level 2 or 3 assets or liabilities.

Debt Issued with Common Stock

Debt Issued with Common Stock

Debt issued with common stock is accounted for under the guidelines established by ASC 470-20 – Accounting for Debt With Conversion or Other Options. We record the relative fair value of common stock related to the issuance of convertible debt as a debt discount or premium.  The discount or premium is subsequently amortized to interest expense over the expected term of the convertible debt.

Convertible Debt

Convertible Debt

We account for free-standing derivative instruments and hybrid instruments that contain embedded derivative features in accordance with ASC Topic 815, Accounting for Derivative Instruments and Hedging Activities, as well as related interpretations of this topic. In accordance with this topic, derivative instruments and hybrid instruments are recognized as either assets or liabilities in the balance sheet and are measured at fair values with gains or losses recognized in earnings. Embedded derivatives that are not clearly and closely related to the host contract are bifurcated and are recognized at fair value with changes in fair value recognized as either a gain or loss in earnings. We determine the fair value of derivative instruments and hybrid instruments based on available market data using appropriate valuation models, giving consideration to all of the rights and obligations of each instrument. We record all of these liabilities at their fair value at issuance and adjust the liabilities quarterly to reflect changes in their fair value.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Due to historical net losses, a valuation allowance has been established to offset the deferred tax assets.

Revenue Recognition

Revenue Recognition

Revenue from product sales are recorded when the products are shipped and title passes to independent members. Net revenues are determined after deducting promotional and other allowances in accordance with ASC 605-50. Product sales to members are made pursuant to a member agreement that provides for transfer of both title and risk of loss upon our delivery to the carrier that completes delivery to the members. This is commonly referred to as “F.O.B. Shipping Point.” Amounts received for unshipped product are recorded as deferred revenue. Our sales arrangements do not contain right of inspection or customer acceptance provisions other than general rights of return.

Cash receipts for enrollment packages include nonrefundable enrollment fees for all new members and an additional deposit for upgrading to VIP status if a member so chooses. The nonrefundable enrollment fee, is deferred and recognized over the term of the arrangement, generally twelve months. Enrollment packages provide members access to both a personalized marketing website and a business management system. No upfront costs are deferred as the amount is nominal.

The VIP status upgrade is a deposit which is repayable to a member either in cash, product or convertible into GX Coin. There is no revenue associated with the VIP status upgrade deposit initially; however, related party revenue is recognized on the commission earned when VIP members convert to GX-Coin. The VIP status upgrade earns reward status points that are also subject to repayment in cash or convertible into GX Coin. Pursuant to ASC 605-50 a cost and liability for amounts owed in cash or cash equivalents benefits under nondiscretionary loyalty programs should be accrued with a related contra-revenue, as by transferring the right to cash or cash equivalent benefits, the entity effectively reduces the revenue from conversions of VIP status and related accrued benefits to GX Coin.

The Company is currently evaluating potential changes to its direct selling program to ensure compliance best practices Accordingly, revenue recognition methodologies may change in future quarters based on the changes made to the program, if any.

Revenue Recognition

Revenue from product sales are recorded when the products are shipped and title passes to independent members. Net revenues are determined after deducting promotional and other allowances in accordance with ASC 605-50. Product sales to members are made pursuant to a member agreement that provides for transfer of both title and risk of loss upon our delivery to the carrier that completes delivery to the members. This is commonly referred to as “F.O.B. Shipping Point.” Amounts received for unshipped product are recorded as deferred revenue. Our sales arrangements do not contain right of inspection or customer acceptance provisions other than general rights of return. We estimate and accrue a reserve for product returns based on our return policies and historical experience, with the expense recorded as a reduction to revenue.

Cash receipts for enrollment packages include nonrefundable enrollment fees for all new members and an additional deposit for upgrading to VIP status if a member so chooses. The nonrefundable enrollment fee, is deferred and recognized over the term of the arrangement, generally twelve months. The VIP status upgrade is a deposit which is repayable to a member either in cash, product or convertible into GX Coins. There is no revenue associated with the VIP status upgrade deposit. Enrollment packages provide members access to both a personalized marketing website and a business management system. No upfront costs are deferred as the amount is nominal.

Shipping and Handling		Shipping and Handling Shipping and handling costs are recorded as a cost of net revenue and are expensed as incurred.
Commissions

Commissions

Members of our direct-selling program primarily earn commissions based on total personal and group sales volume and also based on their VIP status. Members may also earn incentives, which may be both monetary and non-monetary in nature, based on meeting certain qualifications during a designated incentive period. We accrue commissions, including our estimate of costs associated with the incentives, when earned and pay commissions generally within the agree-to timeframe following the end of the applicable sales or incentive period.

In some markets, we pay certain bonuses on purchases by up to three generations of personally enrolled members, as well as bonuses on commissions earned by up to three generations of personally enrolled members.

From time to time, we make modifications and enhancements to our compensation plan to help motivate members, which can have an impact on member commissions. From time to time, we may also enter into agreements for business or market development, which may result in additional compensation to specific members.

Net Income (Loss) per Share

Net Income (Loss) per Share

We present basic income (loss) per share (“EPS”) and diluted EPS on the face of the consolidated statement of operations. Basic loss per share is computed as net loss divided by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur from common shares issuable through stock options, warrants, and other convertible securities. At March 31, 2016, we had no outstanding options or warrants to purchase any of our common shares, respectively. As of March 31, 2015, we had certain debt with conversion features, which was convertible into approximately 1,196,091 shares of common stock. We added these dilutive shares to the denominator and added back approximately $18,000 of related interest in the numerator for weighted average diluted earnings per share. As of March 31, 2016, we had convertible debt; however, the effects of the convertible debt would have been anti-dilutive due to a loss in the three months ended March 31, 2016.

Net Income (Loss) per Share

We present basic income (loss) per share (“EPS”) and diluted EPS on the face of the consolidated statement of operations. Basic loss per share is computed as net loss divided by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur from common shares issuable through stock options, warrants, and other convertible securities. At December 31, 2015 and 2014, we had no outstanding options or warrants to purchase any of our common shares, respectively. As of December 31, 2014, we had certain debt with conversion features, which was convertible into approximately 1,346,191 shares of common stock. We added these dilutive shares to the denominator and added back approximately $18,000 of related interest in the numerator for weighted average diluted earnings per share. As of December 31, 2015, we had convertible debt; however, the effects of the convertible debt would have been anti-dilutive due to loss in the period.

Stock-Based Compensation

Stock-Based Compensation

We account for our stock-based compensation in accordance with ASC 718 – Stock Compensation. We account for all stock-based compensation using a fair-value method on the grant date and recognize the fair value of each award as an expense over the requisite vesting period.

Accounting for Equity Instruments Issued to Non-Employees

Accounting for Equity Instruments Issued to Non-Employees

We account for our equity-based payments to non-employees under ASC 505 – Equity. The fair value of the equity instrument issued or committed to be issued is used to measure the transaction, as this is more reliable than the fair value of the services received. The fair value is measured at the value of our common stock on the date the commitment for performance by the counterparty has been reached or the counterparty’s performance is complete. The fair value of the equity instrument is charged directly to the statement of operations and credited to common stock and/or additional paid-in capital as appropriate.

Recent Accounting Pronouncements

Recently Issued Accounting Pronouncements Not Yet Adopted

In April 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-10, “Revenue from Contracts with Customers” (Topic 606): Identifying Performance Obligations and Licensing. The amendments add further guidance on identifying performance obligations and also to improve the operability and understandability of the licensing implementation guidance. The amendments do not change the core principle of the guidance in Topic 606. The updated standard will be effective for us beginning January 1, 2018. We are currently evaluating the effect that the updated standard will have on our consolidated financial statements and related disclosures.

In March 2016, the FASB issued ASU No. 2016-09, "Compensation—Stock Compensation” (Topic 718): Improvements to Employee Share-Based Payment Accounting. Several aspects of the accounting for share-based payment award transactions are simplified, including: (a) income tax consequences; (b) classification of awards as either equity or liabilities; and (c) classification on the statement of cash flows. The updated standard will be effective for us beginning January 1, 2018 and interim periods thereafter. Early application is permitted. We are currently evaluating the effect that the updated standard will have on our consolidated financial statements and related disclosures.

In March 2016, the FASB issued ASU No. 2016-08, “Revenue from Contracts with Customers” (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net). The amendments are intended to improve the operability and understandability of the implementation guidance on principal versus agent considerations by amending certain existing illustrative examples and adding additional illustrative examples to assist in the application of the guidance. The updated standard will be effective for us beginning January 1, 2018. We are currently evaluating the effect that the updated standard will have on our consolidated financial statements and related disclosures.

The FASB issues ASUs to amend the authoritative literature in ASC. There have been a number of ASUs to date that amend the original text of ASC. We believe those issued to date either (i) provide supplemental guidance, (ii) are technical corrections, (iii) are not applicable to our Company, or (iv) are not expected to have a significant impact on us.

Recent Accounting Pronouncements

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers”.Under this guidance, revenue is recognized when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. The updated standard will replace most existing revenue recognition guidance under U.S. GAAP when it becomes effective and permits the use of either the retrospective or cumulative effect transition method. Early adoption is not permitted. The updated standard will be effective for us beginning January 1, 2018. We are currently evaluating the effect that the updated standard will have on its consolidated financial statements and related disclosures.

In August 2014, the FASB issued ASU No. 2014-15, "Presentation of Financial Statements—Going Concern", which requires management to evaluate, at each annual and interim reporting period, whether there are conditions or events that raise substantial doubt about the entity's ability to continue as a going concern within one year after the date the financial statements are issued and provide related disclosures. ASU 2014-15 is effective for annual periods ending after December 15, 2016 and interim periods thereafter. Early application is permitted. Management is still in the process of assessing the impact of ASU 2014-15 on our consolidated financial statements.

In April 2015, the FASB issued ASU No. 2015-05 “Intangibles-Goodwill and Other-Internal-Use Software.” The standard amended the existing accounting standards for intangible assets and provides explicit guidance to customers in determining the accounting for fees paid in a cloud computing arrangement, wherein the arrangements that do not convey a software license to the customer are accounted for as service contracts. The pronouncement is effective for reporting periods beginning after December 15, 2015. We early adopted ASU 2015-05 and applied service contract treatment to the Software License and Service Agreement (Note 6) as we do not have the right to take possession of the software, and thus the contract is deemed a service contract.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes: Balance Sheet Classification of Deferred Taxes, which requires deferred tax liabilities and assets to be classified as noncurrent in a classified statement of financial position. ASU 2015-17 will align the presentation of deferred income tax assets and liabilities with International Financial Reporting Standards. The new standard will be effective for fiscal years beginning after December 15, 2016, including interim periods within those annual years, and early application is permitted. The adoption of this standard is not expected to have a material impact on our consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases, that requires organizations that lease assets, referred to as “lessees”, to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases with lease terms of more than 12 months. ASU 2016-02 will also require disclosures to help investors and other financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases and will include qualitative and quantitative requirements. The new standard will be effective for fiscal years beginning after December 15, 2018, including interim periods within those annual years, and early application is permitted. We are currently assessing the impact that this standard will have on our consolidated financial statements.

The FASB issues ASUs to amend the authoritative literature in ASC. There have been a number of ASUs to date, including those above, that amend the original text of ASC. Management believes that those issued to date either (i) provide supplemental guidance, (ii) are technical corrections, (iii) are not applicable to us or (iv) are not expected to have a significant impact our financial statements.